Significant Collaboration Transactions - Additional Information (Details)				1 Months Ended								3 Months Ended				5 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) shares		Jun. 01, 2019 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) shares	Nov. 15, 2021 USD ($)	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 $ / shares shares	Sep. 30, 2017 USD ($)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Dec. 31, 2017 USD ($)	Jun. 30, 2022 USD ($) Obligations shares		Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Obligations shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Obligations shares	Jul. 31, 2019 USD ($)	Dec. 01, 2018 USD ($)	Sep. 30, 2018 USD ($)
Business Acquisition [Line Items]
Consideration																					$ 8,760,000		$ 0		$ 0
Additional preferred units issued | shares									5,400,000
Number of additional common units received | shares																	7,245,000				7,245,000
Loss on equity method investments												$ 10,166,000		$ 4,346,000			$ 31,053,000		$ 32,970,000		$ 77,284,000		396,000		27,533,000
Number Of Allocated Performance Obligations | Obligations																					10
Deferred Revenue	$ 146,095,000								$ 147,900,000			146,095,000					146,095,000				$ 160,821,000		128,500,000		147,900,000
Revenue remaining performance obligation amount	53,800,000											53,800,000					53,800,000				21,100,000		20,700,000
Deferred Revenue, Revenue Recognized																									6,200,000
Equity Method Investments	6,914,000	[1]										6,914,000	[1]				6,914,000	[1]			13,194,000	[1],[2]	28,924,000	[2]
Deferred Revenue, Balance	$ 146,095,000								147,900,000			$ 146,095,000					$ 146,095,000				160,821,000		128,500,000		147,900,000
Amyris Inc | Amyris Collaboration Agreement
Business Acquisition [Line Items]
Due from Related Parties																$ 800,000
Synlogic Inc
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																											$ 30,000,000
Deferred Revenue, Revenue Recognized																					100,000		100,000
Equity method investments fair value			$ 35,800,000
Equity Method Investment Difference Between Aggregated Cost And Underlying Equity																											29,800,000
Equity method investment																											80,000,000
Synlogic Inc | Warrant Agreement [Member]
Business Acquisition [Line Items]
Number of ordinary share called by each warrant | shares			2,548,117
Exercise price of warrants or rights | $ / shares			$ 9
Synlogic Inc | Foundry Services Agreement [Member]
Business Acquisition [Line Items]
Exercise price of warrants or rights | $ / shares										$ 8.99
Cash			$ 30,000,000
Payments for repurchase of warrants			$ 22,900,000
Warrant Exercisable Interest Rate										19.99%
Maximum [Member] | Synlogic Inc
Business Acquisition [Line Items]
Deferred Revenue									200,000																200,000
Deferred Revenue, Balance									200,000																200,000
Promissory Note | Amyris Inc
Business Acquisition [Line Items]
Upfront payment received					$ 22,800,000
Debt instrument, face amount																					$ 12,000,000
Maturity date																					Oct. 19, 2022
Repayments of debt																					$ 9,800,000
Promissory Note | Amyris Inc | Amyris Collaboration Agreement
Business Acquisition [Line Items]
Due to Related Parties																12,000,000
Promissory Note | Minimum [Member] | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Periodic Payment																					200,000
Promissory Note | Maximum [Member] | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Periodic Payment																					300,000
Common Stock [Member]
Business Acquisition [Line Items]
Stock issued during period shares | shares																	30
Common Stock [Member] | Synlogic Inc
Business Acquisition [Line Items]
Equity metohd investment ownership percentage			19.90%
Stock issued during period shares | shares										6,340,771
Shares issued price per share | $ / shares			$ 9
Issuance of stock upon exercise of warrants			$ 57,100,000
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member] | Synlogic Inc
Business Acquisition [Line Items]
Equity Method Investments																											$ 14,400,000
Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Deferred Revenue																					4,600,000		9,900,000
Deferred Revenue, Revenue Recognized																					5,300,000		7,300,000		9,300,000
Equity Method Investments																					$ 97,900,000
Equity metohd investment ownership percentage																					50.00%
Deferred Revenue, Balance																					$ 4,600,000		9,900,000
Joyn Bio, LLC [Member] | Foundry Services Agreement [Member]
Business Acquisition [Line Items]
Upfront amount received									15,000,000		$ 20,000,000														15,000,000
Capital Units Class C [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments																20,000,000
Capital Units Class C [Member] | Bayer [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments																$ 20,000,000
Equity metohd investment ownership percentage																50.00%
Commitment to contribute additional capital																$ 60,000,000
Partnership Agreement [Member] | Promissory Note | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Term Payment					9,800,000
Promissory Note, Principal Balance					$ 12,000,000
Arcaea LLC [Member]
Business Acquisition [Line Items]
Common units | shares	731,250											731,250					731,250
Number of common units received | shares															1,755,000
Carrying value of the equity method investment								$ 11,900,000
Loss on equity method investments															$ 11,900,000						11,900,000
carrying value outstanding								$ 0							$ 0						0
Allocated Upfront Non Cash Consideration																	$ 1,200,000				1,200,000
Additional Non Cash Consideration																					35,500,000
Deferred Revenue	$ 43,800,000											$ 43,800,000					43,800,000				47,400,000
Revenue remaining performance obligation amount																					3,600,000
Deferred Revenue, Revenue Recognized												2,400,000		1,200,000			6,300,000		1,200,000		3,700,000
Deferred Revenue, Balance	43,800,000											43,800,000					43,800,000				47,400,000
Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition [Line Items]
Equity Method Investments	1,283,000											1,283,000					1,283,000				$ 11,694,000		28,924,000
Biomedit Llc [Member]
Business Acquisition [Line Items]
Consideration				$ 32,500,000
Common units | shares				3,900,000
Carrying value of the equity method investment	4,300,000			$ 8,900,000
Loss on equity method investments												4,600,000
Allocated Upfront Non Cash Consideration																	2,200,000
Shares forfeited | shares				731,250
License | Arcaea LLC [Member]
Business Acquisition [Line Items]
Common units | shares								9,000,000							9,000,000
Allonnia [Member]
Business Acquisition [Line Items]
Consideration																							$ 18,500,000
Number of common units received | shares																				3,600,000			3,600,000
Number of additional common units received | shares															1,867,411						1,867,411
Carrying value of the equity method investment																	0				$ 0				24,500,000
Carrying value of the equity method investment																					24,500,000
Loss on equity method investments															$ 12,700,000						12,700,000				24,500,000
carrying value outstanding									$ 0																0
Allocated Upfront Non Cash Consideration																	$ 2,500,000				$ 2,500,000
Additional Non Cash Consideration															$ 12,700,000
Number Of Allocated Performance Obligations | Obligations																	10				10
Deferred Revenue	35,900,000											35,900,000					$ 35,900,000				$ 38,000,000		$ 26,100,000
Deferred Revenue, Revenue Recognized												400,000		$ 1,100,000			3,700,000		$ 3,400,000		5,100,000		5,000,000		$ 0
Fixed non-cash consideration																	2,500,000				2,500,000
Deferred Revenue, Balance	$ 35,900,000											$ 35,900,000					$ 35,900,000				38,000,000		$ 26,100,000
Total consideration of common unit																					12,700,000
Arcaea [Member]
Business Acquisition [Line Items]
Consideration								$ 35,500,000													$ 35,500,000
Additional preferred units issued | shares																					5,229,900
Number of common units received | shares								1,755,000
Series A Preferred Stock
Business Acquisition [Line Items]
Share Sold | shares								1,755,000
Consideration								$ 19,500,000													$ 57,100,000
Additional preferred units issued | shares								7,245,000	5,400,000
Number of additional common units received | shares							5,229,900													1,867,411	1,867,411
Series A Preferred Stock | Arcaea LLC [Member]
Business Acquisition [Line Items]
Number of additional common units received | shares							11.9
Series A Preferred Stock | Biomedit Llc [Member]
Business Acquisition [Line Items]
Share Sold | shares				6,662,500
Additional preferred units issued | shares				1,537,500
Series A Preferred Stock | Allonnia [Member]
Business Acquisition [Line Items]
Share Sold | shares																							1,664,911		2,970,000
Consideration									$ 33,000,000											$ 200,000	$ 200,000				$ 33,000,000
Additional preferred units issued | shares									630,000
Business Combination, Issue | shares						22,500															22,500
Share issued In Exchange For The Rights To Certain Intellectual Property | shares																							180,000
Additional preferred units issued | shares									5,400,000														1,844,911		5,400,000
Series A Preferred Stock | Arcaea [Member]
Business Acquisition [Line Items]
Business Combination, Issue | shares																					5,139,900
Number of additional common units received | shares																					5,229,900
Motif FoodWorks, Inc.
Business Acquisition [Line Items]
Additional loss recognized																					$ 0		$ 0		$ 0
Equity method investments fair value																										$ 65,100,000
Motif FoodWorks, Inc. | Variable Interest Entity, Not Primary Beneficiary | Technical Development Agreement [Member]
Business Acquisition [Line Items]
Deferred Revenue																					52,200,000		54,000,000
Deferred Revenue, Revenue Recognized																					20,200,000		20,800,000		$ 19,000,000
Investment owned, balance, shares | shares																										9,000,900
Impairment losses on equity method investments																										$ 65,100,000
Equity method investments fair value																					0
Equity method investment																												$ 65,100,000
Deferred Revenue, Balance																					52,200,000		54,000,000
Contract with customers liability																					52,200,000		54,000,000
Motif FoodWorks, Inc. | Variable Interest Entity, Not Primary Beneficiary | Technical Development Agreement [Member] | Material Rights Tranche One [Member]
Business Acquisition [Line Items]
Number Of Allocated Performance Obligations | Obligations																										10
Revenue remaining performance obligation amount																										$ 6,500,000
Motif FoodWorks, Inc. | Series A Preferred Stock
Business Acquisition [Line Items]
Share Sold | shares																										8,100,720
Consideration																										$ 90,000,000
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Two Thousand And Eighteen Technical Development Agreement [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																													$ 40,000,000
Investment owned, at cost																										$ 40,000,000
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Foundry Terms Of Service Agreement [Member]
Business Acquisition [Line Items]
Deferred Revenue																					17,100,000		30,100,000
Deferred Revenue, Revenue Recognized																					12,900,000		9,400,000
Upfront amount received																					8,300,000		6,900,000
Deferred Revenue, Balance																					17,100,000		30,100,000
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Foundry Terms Of Service Agreement [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Equity securities without readily determinable fair value																					$ 55,000,000		$ 55,000,000
Cooksonia
Business Acquisition [Line Items]
Equity method investment, underlying equity in net assets											8,100,000
Cooksonia | Parent
Business Acquisition [Line Items]
Equity Method Investments											13,100,000
Payment to acquire equity method investments											5,000,000
Cooksonia | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage																							50.00%
Cooksonia | Capital Unit, Class B [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments											5,000,000
Cooksonia | Capital Unit, Class B [Member] | Related Party Investor [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments																$ 20,000,000
Equity metohd investment ownership percentage																20.00%
Cooksonia | Capital Units Class C [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage																50.00%
Cooksonia | Variable Interest Entity, Primary Beneficiary [Member] | Capital Unit, Class A [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments																$ 5,000,000
Variable interest entity ownership percentage																70.00%
Cooksonia | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Equity Method Investments											29,700,000
Equity method investment, underlying equity in net assets											$ 8,100,000

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.